Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31, 2013	December 31, 2012
Funding program loans from European Investment Bank:
0.26% due 2014, floating interest rate at Libor + 0.017%	20	40
0.26% due 2015, floating interest rate at Libor + 0.026%	19	28
0.29% due 2016, floating interest rate at Libor + 0.052%	58	77
0.56% due 2016, floating interest rate at Libor + 0.317%	77	103
0.46% due 2016, floating interest rate at Libor + 0.213%	86	114
1.34% due 2020, floating interest rate at Libor + 1.099%	87	100
1.20% due 2020, floating interest rate at Libor + 0.956%	193	221
1.04% due 2020, floating interest rate at Euribor + 0.817%	121	132
0.88% due 2021, floating interest rate at Libor + 0.525%	240	—
0.92% due 2021, floating interest rate at Libor + 0.572%	231	—
Other funding program loans:
0.55% (weighted average), due 2014-2018, fixed interest rate	5	7
Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	10	12
0.67% (weighted average), due 2018, fixed interest rate	2	—
0.87% (weighted average), due 2020, fixed interest rate	3	—
Capital leases:
5.95% (weighted average), due 2015-2017, fixed interest rate	1	5
Senior Bonds:
0.58%, due 2013, floating interest rate at Euribor + 0.40%	—	462

Total long-term debt	1,153	1,301
Less current portion	(225)	(630)

Total long-term debt, less current portion	928	671

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2013	December 31, 2012
U.S. dollar	1,012	689
Euro	141	612
Total	1,153	1,301

Total Long-Term Debt Outstanding Maturities	Aggregate future maturities of total long-term debt outstanding (including current portion) are as follows:

December 31, 2013
2014	225
2015	205
2016	195
2017	119
2018	117
Thereafter	292

Total	1,153